TRADE AND OTHER RECEIVABLES (Tables) - Trade and other receivables	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Schedule of trade and other receivables

	As at	As at
	December 31,	December 31,
	2022	2021
Trade receivables	16,231	8,231
Sales tax	397	223
Trade and other receivables	16,628	8,454

Schedule of aging of trade and other receivables

	As at	As at
	December 31,	December 31,
	2022	2021
Less than one month	15,759	8,494
Between two and three months	1,313	747
Greater than three months	1,594	1,405
	18,666	10,646
Provision for expected credit losses	(2,435)	(2,415)
Trade receivables	16,231	8,231

Schedule of provision for expected credit losses

Balance as at December 31, 2020	1,755
Net additional provision for doubtful debts	602
Provision for late interest receivable	58
Balance as at December 31, 2021	2,415
Bad debt written-off	(629)
Net additional provision for doubtful debts	649
Balance as at December 31, 2022	2,435